Discontinued Operations And Deconsolidation - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - Discontinued Operations [Member] - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
REVENUES
Total revenues	$ 83,309	$ 403,558	$ 226,960	$ 568,860	$ 661,931	$ 5,913,461	$ 21,297,642
COSTS OF REVENUES
Total costs of revenues	16,371	42,944	15,558	95,929	128,492	4,914,945	21,640,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	66,938	360,614	211,402	472,931	533,439	998,516	(343,141)
OPERATING EXPENSES:
Advertising	2,260	91	113	9,950	23,036	44,488	15,243
Professional fees	36,480	187,006	165,950	273,835	599,978	747,252	857,364
Compensation and related benefits	42,327	159,240	157,419	331,057	591,856	825,315	702,625
Amortization of intangible assets	1,030	3,370	3,445	7,727	10,360	13,813	8,549
Other general and administrative	20,343	75,534	114,559	169,187	235,241	300,071	226,262
Total operating expenses	102,440	425,241	441,486	791,756	1,460,471	8,071,939	2,460,328
LOSS FROM OPERATIONS	(35,502)	(64,627)	(230,084)	(318,825)	(927,032)	(7,073,423)	(2,803,469)
OTHER (EXPENSE) INCOME:
Interest expense - related parties	(23,318)	(82,186)	(149,523)	(189,664)	(161,029)	(162,621)	(1,213)
Gain on termination of GSS GSA – related party			6,082,962		6,082,962
Other income (expense)	(1,444)	(11,162)	(31,136)	47,518	(14,943)	12,161	36,568
Total other income (expense), net	(24,762)	(93,348)	5,902,303	(142,146)	5,906,990	5,932,502	35,355
LOSS BEFORE INCOME TAXES	(60,264)		5,672,219	(460,971)	4,979,958
INCOME TAXES
NET LOSS FROM DISCONTINUED OPERATIONS	(60,264)		5,672,219	(460,971)	4,979,958
Financial Services [Member]
REVENUES
Total revenues	83,309	403,558	226,960	568,860	661,931	1,113,461	2,097,642
COSTS OF REVENUES
Total costs of revenues	16,371	42,944	15,558	95,929	128,492	264,945	2,865,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	$ 66,938	$ 360,614	$ 211,402	$ 472,931	$ 533,439	$ 848,516	$ (768,141)